Consolidated Statements of Changes in Shareowners' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Cash dividends declared, (USD per share)	$ 0	$ 1.80	$ 1.64
Repurchase of common stock, shares	0	12,613,068	164,710